Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 7,060,410	$ 16,069,851
Accounts receivable, net	28,371,702	20,321,697
Inventories, net	7,627,129	9,667,559
Other receivables and current assets	30,958,684	20,206,845
Income tax receivable	1,003,350
Total current assets	93,014,204	77,858,519
Non-Current Assets
Property, plant and equipment, net	31,733,289	32,133,461
Investments, net	89,712	88,908
Operating lease right of use asset (“ROU asset”), net	37,981	16,603
Deferred tax assets, net	67,217
Total Non-Current Assets	31,928,199	32,238,972
Total Assets	124,942,403	110,097,491
Current liabilities
Accounts payable and accrued expenses	7,057,387	7,426,422
Other payables	1,402,444	1,502,965
Short-term loans	91,806,603	79,268,515
Taxes payable		773,578
Operating lease liabilities – current portion	24,437	9,223
Long-term debt payable – current portion	409,025	776,753
Finance lease payable – current portion	11,979	11,053
Total current liabilities	101,735,933	90,395,254
Non-Current Liabilities
Operating lease liabilities – non current	14,301	7,564
Long term debt payable – non current	525,148	504,319
Finance lease payable – non current	53,658	56,559
Total Non-Current Liabilities	593,107	568,442
Total Liabilities	102,329,040	90,963,696
Shareholders’ Equity
Ordinary share, par value $0.0001 per share; 500,000,000 shares authorized; 23,565,000 and 20,000,000 shares issued and outstanding at June 30, 2025 and December 31, 2024, respectively	2,357	2,000
Additional paid-in capital	12,731,677	4,634,755
Retained earnings	8,274,248	12,583,150
Accumulated other comprehensive income	578,386	663,895
Total equity attributable to equity holders’ of TMD Energy Limited	21,586,668	17,883,800
Non-controlling interests	1,026,695	1,249,995
Total Equity	22,613,363	19,133,795
Total Liabilities and Shareholders’ Equity	124,942,403	110,097,491
Related Party [Member]
Current Assets
Due from related parties	17,992,929	11,592,567
Current liabilities
Due to related parties	$ 1,024,058	$ 626,745